Summary of Significant Accounting Policies (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Overview and Basis of Presentation [Abstract]
Decrease in cost of sales		$ (25,900)	$ (25,600)
Increase in selling and administrative expense		25,900	25,600
Correction of purchase accounting allocation	$ (15,255)
Adjustment to reverse of amortization, net of tax	4,700
Cash and Cash Equivalents [Abstract]
Cash collateral for standby letters of credit	$ 2,600
Goodwill and Indefinite-Lived Intangible Assets [Abstract]
Fair value percentage of reporting units using income approach	75.00%
Fair value percentage of reporting units using market approach	25.00%
Guarantees and Product Warranties [Abstract]
Warranty period after time of sale	12 months
Research and Development [Abstract]
Research and development expense	$ 22,000	$ 26,000	$ 26,000
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Tooling, Dies, Patterns, Etc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Tooling, Dies, Patterns, Etc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Customer Lists and Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	12 years
Customer Lists and Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	13 years
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	12 years
Acquired Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Acquired Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	25 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Other Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years